DERIVATIVE INSTRUMENTS (Schedule of the Fair value of the outstanding non-designated foreign exchange contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments Schedule Of Fair Value Of Outstanding Non Designated Foreign Exchange Contracts
Fair value of foreign exchange non-designated hedge transactions	$ 11	$ 7
Fair value of foreign exchange non-designated hedge transactions	(63)	(67)
Total derivatives non-designated as hedging instruments	$ (52)	$ (60)